DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION
Schedule of estimated useful lives of intangible assets or life of the related agreement

Patents and technology	5 ‑ 30	years
Trademarks	9 ‑ 30	years
Licenses and other agreements	5 ‑ 15	years
Other intangibles	5 ‑ 15	years

Schedule of estimated useful lives or lease term of property, plant and equipment

Buildings and equipment	5 ‑ 50	years
Plant and equipment	3 ‑ 30	years
Furniture, fixtures and leasehold improvements	5 ‑ 20	years